Note Commitments and Contingencies (Schedule of Direct Exposure to Puerto Rico Government by Maturity) (Detail) - PR Government direct exposure - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	$ 457,988	$ 483,580
Total concentration of risk	457,988	483,580
From PR Central Government
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	70
Total concentration of risk	70
From Government Development Bank
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	3
Total concentration of risk	3
From Public Corporation - Puerto Rico Highways And Transportation Authority
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	5
Total concentration of risk	5
From Municipalities
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	457,910
Total concentration of risk	457,910
Loans
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	413,165	434,493
Loans | From PR Central Government
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	0
Loans | From Government Development Bank
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	0
Loans | From Public Corporation - Puerto Rico Highways And Transportation Authority
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	0
Loans | From Municipalities
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	413,165
Securities Investment
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	44,823	$ 49,045
Securities Investment | From PR Central Government
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	70
Securities Investment | From Government Development Bank
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	3
Securities Investment | From Public Corporation - Puerto Rico Highways And Transportation Authority
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	5
Securities Investment | From Municipalities
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	44,745
Within 1 year | From Municipalities
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	18,775
Total concentration of risk	18,775
Within 1 year | Loans | From Municipalities
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	15,265
Within 1 year | Securities Investment | From Municipalities
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	3,510
After 1 and within 5 years | From PR Central Government
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	5
Total concentration of risk	5
After 1 and within 5 years | From Municipalities
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	214,527
Total concentration of risk	214,527
After 1 and within 5 years | Loans | From PR Central Government
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	0
After 1 and within 5 years | Loans | From Municipalities
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	198,022
After 1 and within 5 years | Securities Investment | From PR Central Government
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	5
After 1 and within 5 years | Securities Investment | From Municipalities
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	16,505
After 5 to 10 years | From PR Central Government
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	39
Total concentration of risk	39
After 5 to 10 years | From Public Corporation - Puerto Rico Highways And Transportation Authority
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	5
Total concentration of risk	5
After 5 to 10 years | From Municipalities
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	125,578
Total concentration of risk	125,578
After 5 to 10 years | Loans | From PR Central Government
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	0
After 5 to 10 years | Loans | From Public Corporation - Puerto Rico Highways And Transportation Authority
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	0
After 5 to 10 years | Loans | From Municipalities
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	101,693
After 5 to 10 years | Securities Investment | From PR Central Government
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	39
After 5 to 10 years | Securities Investment | From Public Corporation - Puerto Rico Highways And Transportation Authority
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	5
After 5 to 10 years | Securities Investment | From Municipalities
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	23,885
After 10 years | From PR Central Government
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	26
Total concentration of risk	26
After 10 years | From Government Development Bank
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	3
Total concentration of risk	3
After 10 years | From Municipalities
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	99,030
Total concentration of risk	99,030
After 10 years | Loans | From PR Central Government
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	0
After 10 years | Loans | From Government Development Bank
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	0
After 10 years | Loans | From Municipalities
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	98,185
After 10 years | Securities Investment | From PR Central Government
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	26
After 10 years | Securities Investment | From Government Development Bank
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	3
After 10 years | Securities Investment | From Municipalities
Direct Exposure To The Puerto Rico Government By Maturity [Line Items]
Outstanding concentration of risk	$ 845